INTANGIBLE ASSET (Tables)	3 Months Ended	12 Months Ended
	Feb. 28, 2026	Nov. 30, 2025
INTANGIBLE ASSET
Schedule of intangible assets

The Company’s intangible assets as of February 28, 2026, are as follows:

				Weighted
				Average
		Accumulated		Remaining Life
	Gross Assets	Amortization	Net Assets	(Years)
Patent licenses	$78,124	$(2,456)	$75,668	19.4
Total intangible asset, net	$78,124	$(2,456)	$75,668	19.4

The Company’s intangible assets as of November 30, 2025, are as follows:

				Weighted
				Average
		Accumulated		Remaining Life
	Gross Asset	Amortization	Net Assets	(Years)
Patent licenses	$67,430	$(1,515)	$65,915	19.5
Total intangible asset, net	$67,430	$(1,515)	$65,915	19.5

The Company’s intangible assets as of November 30, 2025, are as follows:

				Weighted
				Average
		Accumulated		Remaining Life
	Gross Assets	Amortization	Net Assets	(Years)
Patent licenses	$67,430	$(1,515)	$65,915	19.5
Total intangible asset, net	$67,430	$(1,515)	$65,915	19.5

The Company’s intangible assets as of November 30, 2024, are as follows:

Weighted
Average
		Accumulated		Remaining Life
	Gross Asset	Amortization	Net Assets	(Years)
Patent licenses	$—	$—	$—	—
Total intangible asset, net	$—	$—	$—	—